Pension, Health Care and Postretirement Benefits Other Than Pensions (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at end of year	$ 1,083,715		$ 1,055,349		$ 836,576
Fair Value, Inputs, Level 2 [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at end of year	521,610		490,311		442,897
Significant Unobservable Inputs (Level 3) [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at end of year	16,034		17,941		18,850
Fair Value, Inputs, Level 1 [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at end of year	546,071		547,097		374,829
Short-term Investments [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at end of year	14,846	[1]	15,055	[1]	68,795	[1]
Short-term Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at end of year	14,846	[1]	13,114	[1]	68,795	[1]
Short-term Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at end of year			1,941	[1]
Equity Funds [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at end of year	739,358	[2]	736,873	[2]	490,993	[2]
Equity Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at end of year	334,816	[2]	317,094	[2]	247,440	[2]
Equity Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at end of year	404,542	[2]	419,779	[2]	243,553	[2]
Fixed Income Investments [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at end of year	285,042	[3]	255,927	[3]	239,558	[3]
Fixed Income Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at end of year	143,513	[3]	130,550	[3]	108,282	[3]
Fixed Income Investments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at end of year
Fixed Income Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at end of year	141,529	[3]	125,377	[3]	131,276	[3]
Other Assets [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at end of year	44,469	[4]	47,494	[4]	37,230	[4]
Other Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at end of year	28,435	[4]	29,553	[4]	18,380	[4]
Other Assets [Member] | Significant Unobservable Inputs (Level 3) [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at beginning of year	17,941	[4]	18,850	[4]	20,900
Dispositions	(4,320)		(4,068)		(3,827)
Realized and Unrealized Gains	2,413		3,159		1,777
Balances at end of year	$ 16,034	[4]	$ 17,941	[4]	$ 18,850	[4]

[1]	This category includes a full range of high quality, short-term money market securities.
[2]	This category includes actively managed equity assets that track primarily to the S&P 500.
[3]	This category includes government and corporate bonds that track primarily to the Barclays Capital Aggregate Bond Index.
[4]	This category consists of venture capital funds.